NUMEREX CORP (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 07, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Issuance of common shares			$ 77,213
Goodwill, Acquired During Period		$ 1,016	51,848
Business Combination, Consideration Transferred	$ 97,501
Goodwill		211,074	218,516	$ 154,114
NUMEREX [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	3,580,832
Business Acquisition, Pro Forma Revenue			$ 747,719	$ 686,252
Payments to Acquire Business Six, Net of Cash Acquired	$ 20,155
Finite-lived Intangible Assets Acquired	$ 45,890
Cash Acquired from Acquisition		$ 1,430
Business Acquisition, Effective Date of Acquisition	Dec. 07, 2017
Issuance of common shares	$ 77,346
Goodwill, Acquired During Period	51,700
Deferred income tax	1,049
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	7,244
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	45,890
Goodwill	51,658
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities	(1,147)
Other working capital acquired from acquisition	(8,623)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	97,501
Business Acquisition, Goodwill, Expected Tax Deductible Amount	4,000
NUMEREX [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 26,390
Finite-Lived Intangible Asset, Useful Life	9 years
NUMEREX [Member] | Brand [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 9,280
Finite-Lived Intangible Asset, Useful Life	13 years
NUMEREX [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 10,220
Finite-Lived Intangible Asset, Useful Life	3 years